PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Schedule of property, plant and equipment

As at December 31, 2013 ($ thousands)	Cost	Accumulated Depletion and Depreciation	Net Book Value

Oil and natural gas properties	$11,481,207	$9,061,063	$2,420,144
Other capital assets	89,818	68,608	21,210

Total PP&E	$11,571,025	$9,129,671	$2,441,354

As at December 31, 2012 ($ thousands)	Cost	Accumulated Depletion and Depreciation	Net Book Value

Oil and natural gas properties	$10,658,923	$8,343,324	$2,315,599
Other capital assets	82,587	60,391	22,196

Total PP&E	$10,741,510	$8,403,715	$2,337,795